Leases	6 Months Ended
Jun. 30, 2021
Leases
Leases

Note 7 – Leases

Amounts recognized in the balance sheet

The balance sheet shows the following amounts relating to leases:

	June 30,	December 31,
	2021	2020
(DKK million)
Right-of-use assets
Properties	381	280
Equipment	3	3

Total right-of-use assets	384	283

Lease liabilities
Current	59	42
Non-current	384	277

Total lease liabilities	443	319

During the first half of 2021, there were additions to Genmab’s right-of-use assets and lease liabilities related to the commencement of leases in Japan and the United States with respect to office space. During the first half of 2020, there were additions to Genmab’s right-of-use assets and lease liabilities related to the commencement of leases in the United States and the Netherlands with respect to office and laboratory space.

Significant leases not yet commenced

During 2020, Genmab entered into a lease agreement with respect to the new headquarters in Denmark with a commencement date in March 2023 and is non-cancellable until March 2038. The total future minimum payments over the term of the lease are approximately DKK 342 million and estimated capital expenditures to fit out the space are approximately DKK 40 million.

During 2019, Genmab entered into a lease agreement with respect to office and laboratory space in the Netherlands with a commencement date in February 2022 and is non-cancellable until January 2032. The total future minimum payments over the term of the lease are approximately DKK 117 million and estimated capital expenditures to fit out the space are approximately DKK 74 million.

Amounts recognized in the statement of comprehensive income

The statement of comprehensive income shows the following amounts relating to leases:

	6 Months Ended	6 Months Ended
	June 30, 2021	June 30, 2020
(DKK million)
Depreciation charge of right-of-use assets
Properties	25	14
Equipment	1	1

Total depreciation charge of right-of-use assets	26	15

Interest expense	6	3
Expense relating to short-term leases	1	2

Interest expense is included in net financial items and expenses relating to short-term leases are included in operating expenses in the statement of comprehensive income.